SHAREHOLDERS' EQUITY (DEFICIT)- Warrants (Details)	3 Months Ended	8 Months Ended	11 Months Ended	15 Months Ended
	Mar. 31, 2022 D $ / shares	Sep. 30, 2021	Dec. 31, 2021 D $ / shares	Mar. 31, 2022 $ / shares
Class B ordinary shares
Class of Warrant or Right [Line Items]
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)			20.00%	20.00%
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	20 days		20 days
Period of time within which registration statement is expected to become effective	60 days		60 days
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 11.50		$ 11.50
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition two	30 days		30 days
Public Warrants expiration term	5 years		5 years	5 years
Share price trigger used to measure dilution of warrant	$ 9.20		$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60		60
Trading period after business combination used to measure dilution of warrant | D	20		20
Warrant exercise price adjustment multiple		115	115
Warrant redemption price adjustment multiple	180		180
Restrictions on transfer period of time after business combination completion	30 days		30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00		$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01		$ 0.01
Threshold trading days for redemption of public warrants	20 days		20 days
Threshold consecutive trading days for redemption of public warrants | D	30		30
Redemption period	30 days		30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 18.00		$ 18.00
Threshold trading days for redemption of public warrants	365 days		365 days
Redemption period	10 days		10 days
Share price trigger used to measure dilution of warrant	$ 0.50		$ 0.50	$ 0.50
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	100		100